SEGMENT INFORMATION (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
SEGMENT INFORMATION
Revenues	$ 18,106	$ 15,085	$ 66,794
Revenue (in percent)	100.00%	100.00%	100.00%
PRC
SEGMENT INFORMATION
Revenues	$ 587	$ 6,824	$ 61,046
Revenue (in percent)	3.00%	45.00%	91.00%
United States
SEGMENT INFORMATION
Revenues	$ 17,519	$ 8,261	$ 5,748
Revenue (in percent)	97.00%	55.00%	9.00%